Equity Incentive Plan - Summary of Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Incentive Plan [Line Items]
Cumulative stock-based compensation	$ 21,439	$ 883	$ 788
Cost of Revenue
Equity Incentive Plan [Line Items]
Cumulative stock-based compensation	255	5	14
Research and Development
Equity Incentive Plan [Line Items]
Cumulative stock-based compensation	4,615	328	234
Sales and Marketing
Equity Incentive Plan [Line Items]
Cumulative stock-based compensation	4,423	172	176
General and Administrative
Equity Incentive Plan [Line Items]
Cumulative stock-based compensation	$ 12,146	$ 378	$ 364